Related Party Transactions (Details) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 10, 2025	May 31, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Feb. 12, 2024	Nov. 30, 2023
Related Party Transaction [Line Items]
Principal amount							$ 628,708	$ 107,136	$ 640,000	$ 50,000	$ 640,000
Operating expenses			$ 585,622	$ 301,348	$ 1,110,543	$ 666,937	$ 1,298,406	1,375,761
Repaid of related party					12,058
Promissory Notes [Member]
Related Party Transaction [Line Items]
Maturity date							Jun. 30, 2025
Interest rate							8.00%
Principal amount		$ 5,000
Related Party [Member]
Related Party Transaction [Line Items]
Due to related party			45,101		45,101		$ 5,000
Interest expense related party			$ 769	$ 0	1,038	0
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Operating expenses					15,247
Repaid of related party					7,058
Chief Executive Officer [Member] | Promissory Notes [Member]
Related Party Transaction [Line Items]
Accrued interest		$ 165
Thornhill Advisory Group, Inc, [Member] | CFO Agreement [Member]
Related Party Transaction [Line Items]
Repaid of related party					37,500	22,500
Jose Antonio Reyes [Member]
Related Party Transaction [Line Items]
Repaid of related party					$ 0	$ 11,250
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Principal amount	$ 36,912
Chief Executive Officer [Member] | Promissory Notes [Member]
Related Party Transaction [Line Items]
Maturity date	Sep. 30, 2025
Interest rate	8.00%